CASH RECONCILIATION (September 30, 2019) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Statement of Financial Position [Abstract]
Cash	$ 9,355,496	$ 10,060,088
Restricted cash	4,950,000	0
Total cash and restricted cash	$ 14,305,496	$ 10,060,088